Schedule of Contract Liabilities (Details) (Parenthetical) - SGD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Amounts due to the directors	$ 12,587	$ 2,941
Accrued interest	$ 1,445